Cash and Cash Equivalents (Excluding Overdrafts) - Summary of Cash and Cash Equivalents (Detail) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [line items]
Cash at bank and in hand	£ 444	£ 312
Short-term bank deposits	99	0
Total	543	312
Cash and cash equivalents	543	312
Bank overdrafts	0	(3)
Cash and cash equivalents in the cash flow statement	£ 543	£ 309	£ 543	£ 937